Finance and Operating Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease payment	$ 140,000	$ 370,000
Termination of lease		$ 55,000
Minimum [Member]
Lease term	2 years
Maximum [Member]
Lease term	5 years